Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/34	$1,145	$1,404,491

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Series A, 5.50%, 10/01/41	1,400	1,448,104

Arizona — 1.9%
Arizona Industrial Development Authority, RB(a)
4.38%, 07/01/39	875	921,302
Series A, 5.00%, 07/01/39	740	764,435
Series A, 5.00%, 07/01/49	835	854,055
Series A, 5.00%, 07/01/54	640	652,729
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	475	534,503
Industrial Development Authority of the County of Pima, RB(a)
5.00%, 06/15/47	1,275	1,290,313
5.00%, 07/01/49	1,150	1,171,493
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(a)	1,460	1,511,290
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	315	350,551
5.00%, 07/01/54(a)	720	775,123
Series A, 5.00%, 09/01/36	880	1,099,868

		9,925,662

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	2,135	2,352,621

California — 15.4%
California Health Facilities Financing Authority, Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,770	2,814,796
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	2,000	2,106,280
California Statewide Communities Development Authority, Refunding RB, Series A, 4.00%, 12/01/53	1,325	1,402,897
Carlsbad Unified School District, GO, CAB, Series B, 6.00%, 05/01/34	5,000	5,891,600
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	1,795	1,836,770
Series A-1, 5.00%, 06/01/47	1,215	1,263,794
Grossmont Union High School District, GO, CAB, 0.00%, 08/01/31(b)	5,000	4,336,450
Grossmont-Cuyamaca Community College District, GO, CAB, Series C, (AGC), 0.00%, 08/01/30(b)	10,030	8,836,229
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(c)	4,125	5,269,646
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(c)	1,945	2,147,727
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	565	686,238
Series A, AMT, 5.00%, 03/01/37	620	752,451
Series A-1, AMT, 5.75%, 03/01/34	1,150	1,154,784

Security	Par (000)	Value

California (continued)
Poway Unified School District, Refunding GO, CAB, Series B, 0.00%, 08/01/36(b)	$5,000	$3,734,550
Rio Hondo Community College District, GO, CAB, Series C, 0.00%, 08/01/37(b)	4,005	2,993,377
San Bernardino Community College District, GO, CAB, Series B, 6.38%, 08/01/34	10,000	12,178,300
San Diego Unified School District, GO, CAB(b)
Series C, 0.00%, 07/01/38	2,200	1,559,052
Series G, 0.00%, 01/01/24(d)	4,230	2,182,645
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(b)	1,725	1,517,172
San Marcos Unified School District, GO, Series A, 5.00%, 08/01/21(d)	760	778,559
State of California, GO
5.50%, 04/01/28	5	5,022
5.00%, 04/01/42	1,500	1,581,810
State of California, Refunding GO
5.00%, 09/01/41	2,300	2,363,779
5.00%, 10/01/41	1,300	1,340,547
Yosemite Community College District, GO, Series D, 0.00%, 08/01/36(b)	15,000	11,135,700

		79,870,175

Colorado — 0.9%
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	1,725	1,922,650
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	1,485	1,674,308
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	505	569,953
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	540	596,533

		4,763,444

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	340	378,219
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(a)	205	211,896
State of Connecticut, GO, Series C, 5.00%, 06/15/32	840	1,071,437

		1,661,552

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	1,350	1,534,464

Florida — 10.6%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	2,175	2,453,291
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/55(a)	745	753,851
City of Tampa Florida, RB, CAB(b)
Series A, 0.00%, 09/01/49	810	287,202
Series A, 0.00%, 09/01/53	865	254,950
County of Lee Florida Airport Revenue, Refunding RB
Series A, AMT, 5.63%, 10/01/26	1,280	1,314,995
Series A, AMT, 5.38%, 10/01/32	1,700	1,743,775
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	655	769,684

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	$260	$298,714
Series A, AMT, 5.00%, 10/01/22(d)	3,550	3,828,746
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	2,755	3,150,342
Series B, AMT, 6.00%, 10/01/30	870	991,922
Series B, AMT, 6.25%, 10/01/38	560	640,354
Series B, AMT, 6.00%, 10/01/42	895	1,021,929
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(b)
Series A-2, 0.00%, 10/01/41	775	401,838
Series A-2, 0.00%, 10/01/42	1,035	516,682
Series A-2, 0.00%, 10/01/43	945	453,194
Series A-2, 0.00%, 10/01/44	965	445,656
Series A-2, 0.00%, 10/01/45	810	360,264
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	740	790,364
Series A, AMT, 5.00%, 08/01/29(e)	290	301,818
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(a)	410	445,953
Florida Housing Finance Corp., RB, S/F Housing, 1st Series, (FHLMC, FNMA, GNMA), 3.75%, 07/01/42	945	1,017,803
Florida Ports Financing Commission, Refunding RB
Series B, AMT, 5.13%, 06/01/27	1,395	1,416,650
Series B, AMT, 5.38%, 10/01/29	1,900	1,963,289
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/47	4,785	5,666,349
Sub-Series A, AMT, 5.00%, 10/01/52	2,050	2,413,035
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	387,323
4.00%, 05/01/50	605	631,566
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,600	4,107,528
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	765	855,148
5.00%, 08/01/47	2,225	2,451,638
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	355	383,652
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	215	254,663
Palm Beach County Solid Waste Authority, Refunding RB
Series B, 5.00%, 10/01/21(d)	45	46,467
Series B, 5.00%, 10/01/31	2,780	2,869,405
Putnam County Development Authority, Refunding RB, Series A, 5.00%, 03/15/42	2,390	2,928,706
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(d)	1,620	1,813,136
State of Florida, GO, Series B, 4.00%, 07/01/39	2,840	3,440,830
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	437,688
4.13%, 12/15/49	350	364,984

		54,675,384

Security	Par (000)	Value

Georgia — 1.4%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	$680	$808,493
LaGrange-Troup County Hospital Authority, Refunding RB, 4.00%, 04/01/47	1,730	1,935,714
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	935	1,144,029
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	725	828,892
5.00%, 01/01/56	985	1,188,974
Private Colleges & Universities Authority, RB
5.00%, 04/01/33	190	215,426
5.00%, 04/01/44	855	950,050

		7,071,578

Illinois — 12.9%
Chicago Board of Education, GO(f)
Series A, 5.00%, 12/01/34	410	516,489
Series A, 5.00%, 12/01/35	380	477,360
Series A, 5.00%, 12/01/36	350	438,774
Series A, 5.00%, 12/01/37	380	476,007
Series A, 5.00%, 12/01/38	315	394,267
Series A, 5.00%, 12/01/39	860	1,075,284
Series A, 5.00%, 12/01/40	1,115	1,393,237
Series A, 5.00%, 12/01/41	730	909,390
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	310	392,891
Series A, 5.00%, 12/01/29	385	495,249
Series A, 5.00%, 12/01/30	1,285	1,637,643
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(b)	340	314,718
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/34	1,475	1,642,811
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	3,985	4,902,905
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.38%, 01/01/39	4,090	4,446,852
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 5.00%, 01/01/31	2,500	2,599,550
Series B, Senior Lien, 5.00%, 01/01/41	3,800	4,504,672
Chicago Transit Authority Sales Tax Receipts Fund, RB
5.25%, 12/01/21(d)	840	875,734
5.25%, 12/01/49	710	812,112
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	280	297,525
Illinois Finance Authority, RB, Series A, 5.75%, 08/15/34	850	875,270
Illinois Finance Authority, Refunding RB
Series B, 4.00%, 08/15/41	1,100	1,224,289
Series C, 4.13%, 08/15/37	1,690	1,858,392
Series C, 5.00%, 08/15/44	470	531,485
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	1,840	2,094,527
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,030	1,201,382
Metropolitan Pier & Exposition Authority, RB, CAB(b)
Series A, (NPFGC), 0.00%, 06/15/30	14,205	11,648,668
Series A, (NPFGC), 0.00%, 06/15/30(g)	800	703,464
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	790	873,463

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/44(b)	$4,625	$2,296,590
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(d)	900	917,640
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	4,458,432
State of Illinois, GO
5.25%, 02/01/32	1,350	1,508,395
5.50%, 07/01/33	1,100	1,205,017
5.25%, 02/01/34	930	1,037,592
5.50%, 07/01/38	1,840	2,009,758
5.50%, 05/01/39	2,785	3,520,797

		66,568,631

Indiana — 0.7%
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	1,400	1,445,374
Series A, AMT, 5.00%, 07/01/40	1,190	1,283,070
Series A, AMT, 5.00%, 07/01/44	690	741,067

		3,469,511

Kansas — 0.4%
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	1,755	2,007,650

Louisiana — 2.2%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	330	406,702
Series B, (AGM), 5.00%, 12/01/35	440	540,478
Series B, (AGM), 5.00%, 12/01/36	395	484,396
Series B, (AGM), 5.00%, 12/01/37	495	606,291
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Series A, Sub Lien, 5.00%, 02/01/24(d)	4,015	4,598,339
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/46	1,900	2,281,748
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,260	2,538,297

		11,456,251

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.35%, 11/15/44	265	287,716

Maryland — 1.0%
City of Baltimore Maryland, Refunding TA(a)
Series A, Senior Lien, 3.50%, 06/01/39	650	660,517
Series A, Senior Lien, 3.63%, 06/01/46	355	356,697
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	1,060	1,130,596
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	225	268,346
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 05/15/42	2,170	2,627,046

		5,043,202

Massachusetts — 2.4%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	2,855	3,183,211
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/41	4,450	5,095,116

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	$75	$82,109
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,055	1,126,645
Massachusetts School Building Authority, RB
Series A, 5.00%, 05/15/23(d)	1,720	1,911,711
Sub-Series B, 4.00%, 02/15/43	1,025	1,122,683

		12,521,475

Michigan — 4.1%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	840	969,746
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(d)	25	26,015
4.00%, 11/15/46	1,600	1,774,384
Series A, 4.00%, 12/01/40	4,055	4,733,564
Michigan State Building Authority, Refunding RB(d)
Series I-A, 5.38%, 10/15/21	2,200	2,281,378
Series II-A, (AGM), 5.25%, 10/15/21	4,270	4,424,190
Michigan State Housing Development Authority, RB, S/F Housing
Series B, 2.95%, 12/01/39	675	711,788
Series C, 4.13%, 12/01/38	515	540,539
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	865	1,063,059
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,235	2,716,508
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	1,470	1,651,824
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(d)	520	584,844

		21,477,839

Nebraska — 0.2%
Central Plains Energy Project, RB, 5.25%, 09/01/37	1,000	1,076,100

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB(a)(e)
Series A, 3.63%, 07/01/43	665	691,414
Series B, AMT, 3.75%, 07/01/45	1,075	1,113,066
New Hampshire Housing Finance Authority, RB, M/F Housing, (FHA), 4.00%, 07/01/52	2,200	2,402,598

		4,207,078

New Jersey — 9.4%
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/25(d)	25	30,412
Series WW, 5.25%, 06/15/33	215	253,152
Series WW, 5.00%, 06/15/34	280	325,427
Series WW, 5.00%, 06/15/36	1,280	1,478,784
Series WW, 5.25%, 06/15/40	465	536,480
AMT, 5.13%, 01/01/34	935	1,040,692
AMT, 5.38%, 01/01/43	1,220	1,333,277
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	470	517,935
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,230	1,283,419
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/25	300	308,532
1st Series, AMT, 5.75%, 12/01/27	145	149,411

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
1st Series, AMT, 5.75%, 12/01/28	$160	$164,862
1st Series, AMT, 5.88%, 12/01/33	1,980	2,052,191
Series B, AMT, 3.25%, 12/01/39	3,290	3,427,489
Sub-Series C, AMT, 3.63%, 12/01/49	1,000	1,022,740
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	1,225	1,288,296
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,416,380
Series A, 0.00%, 12/15/29(b)	7,530	6,284,086
Series AA, 5.25%, 06/15/33	2,035	2,246,131
Series AA, 5.00%, 06/15/38	2,440	2,756,273
Series AA, 5.50%, 06/15/39	3,565	3,942,213
Series AA, 5.00%, 06/15/45	1,215	1,521,885
Series AA, 3.00%, 06/15/50	365	379,224
Series B, 5.50%, 06/15/31	2,750	2,804,367
Series D, 5.00%, 06/15/32	875	1,007,606
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	790	915,823
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	1,260	1,592,779
Series A, 5.00%, 06/01/36	1,855	2,322,998
Series A, 4.00%, 06/01/37	1,150	1,332,931
Sub-Series B, 5.00%, 06/01/46	3,105	3,696,161

		48,431,956

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	270	289,756
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	500	586,485

		876,241

NewYork — 5.2%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	380	381,661
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	2,050	2,355,491
New York City Housing Development Corp. RB, Series I-1, (FHA), 2.55%, 11/01/45	3,080	3,145,604
New York City Housing Development Corp., RB, M/F Housing, Series A, 3.00%, 11/01/55	1,115	1,155,318
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	1,550	1,775,943
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	5,520	5,984,011
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	1,480	1,606,096
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	610	719,904
New York State Housing Finance Agency, RB, M/F Housing, Series B, (SONYMA), 3.88%, 11/01/48	230	250,801
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	2,855	3,241,339
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	550	683,458

Security	Par (000)	Value

NewYork (continued)
New York Transportation Development Corp., RB (continued)
AMT, 5.00%, 10/01/40	$1,560	$1,925,134
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	850	985,005
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,690	1,931,383
Series 207, AMT, 4.00%, 09/15/43	630	710,898

		26,852,046

Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,560	7,646,533
County of Butler Ohio, Refunding RB, 4.00%, 11/15/37	635	722,687
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(d)	725	761,591
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	330	360,003
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	950	1,045,570
Series A-1, Junior Lien, 5.25%, 02/15/33	1,325	1,457,964

		11,994,348

Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	760	866,271

Oregon — 0.4%
Clackamas Community College District, GO, Series A, 5.00%, 06/15/39	605	753,437
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(b)	1,360	756,772
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	490	550,000

		2,060,209

Pennsylvania — 10.0%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	2,210	2,594,518
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	1,445	1,682,991
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	1,310	1,447,039
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	1,355	1,582,410
AMT, 5.00%, 12/31/34	3,420	4,013,165
AMT, 5.00%, 12/31/38	11,890	13,824,027
AMT, 5.00%, 06/30/42	1,420	1,634,278
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	1,305	1,486,003
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	270	266,973
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	4,575	5,158,541
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 127B, 3.88%, 10/01/38	1,205	1,321,740
Series 128B, 3.85%, 04/01/38	2,680	2,987,798

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	$860	$1,000,137
Series A-1, 5.00%, 12/01/41	1,125	1,355,063
Series B, 5.00%, 12/01/40	440	528,766
Series C, 5.50%, 12/01/23(d)	760	875,581
Series C, 5.00%, 12/01/39	1,500	1,756,515
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	2,725	3,219,969
Pennsylvania Turnpike Commission, Refunding RB
3rd Series, 4.00%, 12/01/38	2,845	3,323,415
Series A-1, 5.00%, 12/01/40	1,040	1,237,673
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/38	425	511,067

		51,807,669

Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	625	699,494
Series A-1, Restructured, 5.00%, 07/01/58	5,363	6,090,545
Series A-2, Restructured, 4.33%, 07/01/40	10,750	11,882,728
Series A-2, Restructured, 4.78%, 07/01/58	400	448,264
Series B-1, Restructured, 4.75%, 07/01/53	649	726,289
Series B-2, Restructured, 4.78%, 07/01/58	629	704,725
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	7,680	2,428,800

		22,980,845

Rhode Island — 1.6%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	640	765,715
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	7,180	7,630,330

		8,396,045

South Carolina — 7.3%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/38	1,500	1,671,720
Series A, AMT, 5.50%, 07/01/41	2,725	3,033,225
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	536,536
4.38%, 11/01/49	715	785,377
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/48	3,090	3,807,653
5.00%, 01/01/55(a)	1,315	1,284,282
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, (AGM), 6.50%, 08/01/21(d)	320	330,195
Series A, 5.00%, 05/01/38	3,395	4,173,881
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(d)	3,160	3,826,412
AMT, 5.00%, 07/01/55	1,970	2,397,076
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	9,985	11,596,679
Series E, 5.50%, 12/01/53	985	1,119,787
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/38	2,850	3,209,870

		37,772,693

Security	Par (000)	Value

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	$1,690	$1,950,226

Tennessee — 0.6%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	1,130	1,273,600
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Building, RB, Series A, 5.00%, 07/01/46	1,700	1,962,021

		3,235,621

Texas — 9.1%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	180	173,239
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	1,895	2,186,091
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(d)	2,330	2,503,958
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	360	420,329
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	350	408,370
Series A, AMT, 6.63%, 07/15/38	625	639,056
Sub-Series A, AMT, 4.00%, 07/01/47	740	845,790
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	760	833,424
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	4,340	5,134,871
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(d)	6,550	6,786,174
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	1,325	1,495,832
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/38(b)	4,665	2,326,762
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/36(b)	2,870	1,656,908
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	700	731,178
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	1,675	1,947,657
Series A, 5.00%, 01/01/43	570	703,448
Series B, 5.00%, 01/01/40	1,375	1,494,721
San Antonio Public Facilities Corp., Refunding RB, CAB(b)
0.00%, 09/15/35	3,180	1,675,288
0.00%, 09/15/36	6,015	2,987,951
0.00%, 09/15/37	4,305	2,013,707
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	1,100	1,241,702
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	400	438,692
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	535	586,686
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(f)	195	267,911
Texas Municipal Gas Acquisition & Supply Corp. III, RB
5.00%, 12/15/31	1,600	1,747,136

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, RB (continued)
5.00%, 12/15/32	$3,620	$3,948,117
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	1,745	1,989,492

		47,184,490

Utah — 0.8%
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/42	1,700	2,037,399
Series A, AMT, 5.00%, 07/01/48	610	731,195
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(a)	285	299,025
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(a)	540	568,021
Utah Housing Corp., RB, S/F Housing, Series D-2, Class III, (FHA), 4.00%, 01/01/36	685	746,403

		4,382,043

Virginia — 0.2%
Virginia Housing Development Authority RB, Series I, (FHLMC/FNMA/GNMA), 2.63%, 11/01/53	1,190	1,228,889

Washington — 2.5%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	2,690	3,202,848
Series C, AMT, 5.00%, 04/01/40	1,380	1,586,600
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	655	724,247
Washington Health Care Facilities Authority, RB
4.00%, 10/01/45	965	1,062,513
Series A, 5.00%, 10/01/45	1,785	2,085,487
Series B, 5.00%, 08/15/44	4,000	4,272,960

		12,934,655

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	1,255	1,408,399

Wisconsin — 1.8%
Public Finance Authority, RB(a)
Series A, 5.00%, 07/15/39	145	155,454
Series A, 5.00%, 07/01/40	450	474,718
Series A, 5.00%, 07/15/49	550	578,655
Series A, 5.00%, 07/15/54	260	272,314
Series A, 5.00%, 10/15/55	1,545	1,659,886
Series A-1, 5.00%, 01/01/55	825	855,880
Public Finance Authority, Refunding RB, 5.00%, 09/01/54(a)	455	462,967
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.15%, 11/01/48	2,930	3,287,138
Series A, 4.45%, 05/01/57	1,575	1,752,487

		9,499,499

Total Municipal Bonds — 113.4% (Cost: $511,621,907)		586,685,073

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Arizona — 0.5%
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	$2,310	$2,668,743

California(i) — 1.7%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	5,282	6,038,828
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42	2,158	2,730,266

		8,769,094

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	3,194	3,895,687

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,891	2,217,729

District of Columbia — 1.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	1,411	1,602,261
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	3,400	3,655,238

		5,257,499

Florida — 3.6%
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	3,140	3,601,392
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(d)	2,390	2,555,579
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31 ..	6,300	8,633,142
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(i)	3,227	3,712,791

		18,502,904

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	2,747	3,059,992

Illinois — 3.1%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	2,850	2,860,459
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	2,878	3,131,112
Series A, 5.00%, 01/01/40	3,721	4,411,523
Series B, 5.00%, 01/01/40	1,409	1,683,501
Series C, 5.00%, 01/01/38	3,243	3,766,063

		15,852,658

Kansas — 1.6%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/26(d)	6,444	8,269,519

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	2,085	2,352,234

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 1.2%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/41	$3,845	$4,653,275
Series A, 5.00%, 07/01/46	1,485	1,791,648

		6,444,923

Massachusetts — 0.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	2,022	2,308,030

Michigan — 3.6%
Michigan Finance Authority, RB
Series A, 5.00%, 11/01/44	2,701	3,128,810
Series A, 4.00%, 02/15/50	3,975	4,564,334
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(d)	9,075	9,443,173
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	1,180	1,418,820

		18,555,137

Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.70%, 03/01/47	1,425	1,639,768

Nevada — 2.1%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	4,202	5,311,674
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	4,720	5,708,604

		11,020,278

New Jersey — 2.2%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	1,120	1,337,157
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(i)	2,581	2,660,863
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	3,193	3,723,416
Series G, 4.00%, 01/01/43	2,957	3,378,314

		11,099,750

NewYork — 9.7%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	7,640	8,482,702
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	4,750	5,389,493
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,990	3,371,973
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(i)	2,280	2,399,016
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series A-3, 5.00%, 08/01/40(i)	4,228	5,214,927
New York City Water & Sewer System, Refunding RB
Series DD, 5.00%, 06/15/35	2,280	2,637,732
Series FF, 5.00%, 06/15/39	4,050	4,819,460
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	2,415	2,754,259

Security	Par (000)	Value

NewYork (continued)
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 169th Series, AMT, 5.00%, 10/15/34	$10,830	$11,182,733
Consolidated, 198th Series, 5.25%, 11/15/56	3,081	3,747,841

		50,000,136

Ohio — 1.6%
Northeast Ohio Regional Sewer District, Refunding RB
4.00%, 11/15/43	4,007	4,773,507
4.00%, 11/15/49(i)	3,210	3,561,912

		8,335,419

Pennsylvania — 2.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(i)	4,273	5,048,003
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	2,096	2,244,673
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	1,678	1,811,146
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,220	1,438,868

		10,542,690

South Carolina — 0.6%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(i)	2,850	3,278,925

Texas — 5.0%
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(d)(i)	4,501	4,659,375
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,679	2,114,743
Houston Community College System, GO, 4.00%, 02/15/23(d)	2,010	2,167,082
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	2,985	3,460,809
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	2,564	2,695,419
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(d)	879	976,313
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	4,720	5,610,522
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	1,114	1,224,261
Series A, (GNMA), 3.00%, 09/01/45	629	668,686
Series A, (GNMA), 3.75%, 09/01/49	790	868,715
Series A, (GNMA), 3.00%, 03/01/50	1,191	1,267,009

		25,712,934

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 07/01/57	3,079	3,942,964

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	3,930	5,160,247

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	$640	$688,838

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.4% (Cost: $209,350,180)		229,576,098

Total Long-Term Investments — 157.8% (Cost: $720,972,087)		816,261,171

	Shares

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	4,606,020	4,606,941

Total Short-Term Securities — 0.9% (Cost: $4,606,882)		4,606,941

Total Investments — 158.7% (Cost: $725,578,969)		820,868,112

Liabilities in Excess of Other Assets — (0.2)%		(1,041,480)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.4)%		(126,331,762)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (34.1)%		(176,392,136)

Net Assets Applicable to Common Shares — 100.0%		$517,102,734

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	When-issued security.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2021 to June 15, 2036, is $26,274,923.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$649,910	$3,956,912	(a)	$—	$60	$59	$4,606,941	4,606,020	$64	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	73	03/22/21	$10,003	$24,118
Long U.S. Treasury Bond	28	03/22/21	4,724	75,048

				$99,166

8

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$586,685,073	$—	$586,685,073
Municipal Bonds Transferred to Tender Option Bond Trusts	—	229,576,098	—	229,576,098
Short-Term Securities
Money Market Funds	4,606,941	—	—	4,606,941

	$4,606,941	$816,261,171	$—	$820,868,112

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$99,166	$—	$—	$99,166

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(126,282,028)	$—	$(126,282,028)
VRDP Shares at Liquidation Value	—	(176,600,000)	—	(176,600,000)

	$—	$(302,882,028)	$—	$(302,882,028)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Quality Fund, Inc. (MQY)

Portfolio Abbreviation (continued)

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

10